S000043215 [Member] Expense Example - AB Concentrated Growth Fund	Jun. 30, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	525
Expense Example, with Redemption, 3 Years	736
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,620
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280	[1]
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,886
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.